Warrants (Details) - Schedule of warrants outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of warrants outstanding [Line Items]
Number of warrants	41,254,566
Public [Member]
Warrants (Details) - Schedule of warrants outstanding [Line Items]
Number of warrants	20,124,748
Private placements [Member]
Warrants (Details) - Schedule of warrants outstanding [Line Items]
Number of warrants	21,129,818